SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s most recent consolidated annual financial statements filed with the SEC on Form 20-F.

The accompanying unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for the consolidated financial statements. Certain information and note disclosures normally included in the Group’s annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with such rules and regulations. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for the fair statement of the Group’s financial position as of June 30, 2023 and results of operation and cash flows for the six months ended June 30, 2022 and 2023. Results for the six months ended June 30, 2023 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s unaudited interim condensed consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets, the valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation, valuation of derivative instruments and valuation of contingent consideration from business combination and purchase price allocation for assets acquisition. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation.

Revision of Prior Period Financial Statements

Revision of Prior Period Financial Statements

During the review of the Company’s financial statements for the six months ended June 30, 2023, the Company identified an error in the presentation of property and equipment, net, cost of revenues and losses per ADS attributable to BIT Mining Limited - basic and diluted in the financial statements for the six months ended June 30, 2022 due to the overstatement of depreciation expense from a calculation error. The property and equipment, net should have been US$52,697 but was stated as US$47,151 as of June 30, 2022, cost of revenue should have been US$483,852 but was stated as US$489,398 for the six months ended June 30, 2022, and losses per ADS attributable to BIT Mining Limited - basic and diluted should have been US$2.58 but was stated as US$3.30 for the six months ended June 30, 2022, resulting in adjustments to the previous reported financial statements of the Company for the six months ended June 30, 2022. In accordance with the SEC’s Staff Accounting Bulletin Nos. 99 and 108 (SAB 99 and SAB 108), the Company evaluated this error and, based on analysis of quantitative and qualitative factors, determined that the error was immaterial to the prior reporting period. Correcting prior period financial statements for immaterial errors would not require previously filed reports to be amended. Such correction may be made the next time the registrant files the prior period financial statements.  Therefore, as permitted by SAB108, the Company corrected, in the current filing, the previously reported results for the six months ended June 30, 2022.

Foreign currency translation

Foreign currency translation

The functional currency of the Company, BVI, 500wan HK, Bee Computing, Alliance Technologies, Sunstar Technology, Skill Esport, Summit Bend, Ohio I, Ohio II and Asgard is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. The functional currency of Crypto Flow Limited (formerly named “Loto Interactive Limited”) and its subsidiaries is HKD. E-Sun Sky Computer and Beijing Guixinyanghang determined their functional currencies to be RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the period and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the unaudited interim condensed consolidated statements of comprehensive loss.

Business combinations, asset acquisitions and non-controlling interests

Business combinations, asset acquisitions and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Contingent consideration is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved, and subsequent changes in fair value are recognized in earnings. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

If investment involves the acquisition of an asset or group of assets that does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

In a business combination or asset acquisition, the Company may recognize identifiable intangibles that meet either or both the contractual legal criterion or the separability criterion. Identifiable intangible assets recognized in the Company’s acquisitions generally include brand name, strategic contract and unpatented technology.

For the Company’s majority-owned subsidiaries, non-controlling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net loss” on the unaudited interim condensed consolidated statements of comprehensive loss include the “net loss attributable to non-controlling interests”. The Company has purchased all of the non-controlling interests in its subsidiary in June 2022. Therefore there were no non-controlling interests in the Company’s consolidated balance sheets as of December 31, 2022 and June 30, 2023.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Group recognized changes in fair value of contingent consideration in the amount of a gain of US$1,247 during the six months ended June 30, 2022, which was related to the remeasurement of the contingent consideration from the acquisition of Alliance International Technologies Limited (formerly, Blockchain Alliance Technologies Limited), which operates the mining pool under the brand of BTC.com. The contingent consideration is settled as of June 30, 2022. There was no such balance during the six months ended June 30, 2023.

Cryptocurrency assets

Cryptocurrency assets

Cryptocurrency assets are included in current assets in the accompanying unaudited interim condensed consolidated balance sheets. Cryptocurrency assets generated from the cryptocurrency mining business and the mining pool business are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment has occurred, the Company considers the intraday lowest quoted price of one unit of cryptocurrency asset since acquiring the cryptocurrency asset. If the then current carrying value of the unit of cryptocurrency exceeds the fair value so determined, an impairment loss has occurred with respect to those units of cryptocurrencies in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses if not permitted. For the six months ended June 30, 2022 and 2023, the Group recognized impairment loss of US$12,620 and US$3,254, respectively.

Cryptocurrencies generated from the cryptocurrency mining business and the mining pool business as well as the cryptocurrencies distributed to mining pool participants are included within operating activities in the accompanying unaudited interim condensed consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying unaudited interim condensed consolidated statements of cash flows and any realized gains or losses from such sales are included in gain or loss of disposal of cryptocurrencies in the unaudited interim condensed consolidated statements of comprehensive loss. The Group accounts for its gains or losses in accordance with the first-in-first-out (FIFO) method of accounting.

The Company also enters into transactions to transfer cryptocurrencies to pay for operating expenses and acquire certain assets. Such transactions are accounted for in accordance with ASC 610-20, “Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets”. Under ASC 610-20, if the Group does not have a controlling financial interest in the entity that holds the cryptocurrency and the arrangement meets the criteria to be accounted for as a contract, the Group would de-recognize the cryptocurrency and recognize a gain or loss on the transfer of the cryptocurrency when control of the cryptocurrency transfers to the counterparty. The gain or loss is measured as the difference between the amount of consideration allocated to the cryptocurrency and its carrying amount. For the six months ended June 30, 2022 and 2023, the gain or loss recorded on such transactions was nil.

Derivative contracts

Derivative contracts

Derivative contracts derive their value from underlying asset prices, other inputs or a combination of these factors. Derivative contracts are recognized as either assets or liabilities on the unaudited interim condensed consolidated balance sheets at fair value, with changes in fair value recognized as changes in fair value of derivative instruments.

In June 2023, the Company entered into two collar arrangements with a third party with one-month term to hedge the effect of future price fluctuations on Ethereum. The arrangements result in the Company settling a certain amount of Ethereum at prices within a range. The arrangements are accounted for as derivative instruments and recorded at fair value. The Company measured the fair value of the derivative instruments using Black-Scholes valuation model, based on various assumptions including quoted Ethereum prices, time value and volatility factors, as well as other relevant economic measures. Such valuations are classified within level 3 of the fair value hierarchy. As of June 30, 2023, the Company recognized an asset of US$2,039 which was included in prepayment and other current assets in the unaudited interim condensed consolidated balance sheet. For the six months ended June 30, 2023, the Company recognized changes in fair value of derivative instruments of a gain of US$275 in the unaudited interim condensed consolidated statements of comprehensive loss.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets or asset group, including property and equipment, intangible assets and right-of-use assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. For the six months ended June 30, 2022, the Group recorded an impairment loss of US$836 for the mining machines in Kazakhstan. No impairment of long-lived assets other than goodwill was recorded during the six months ended June 30, 2023.

Fair value measurements

Fair value measurements

Financial instruments primarily include cash and cash equivalents, restricted cash, accounts receivable, prepayments and other current assets, equity investments without readily determinable fair values, equity method investments, accounts payable and accrued expenses and other current liabilities. The Group carries the investment under the measurement alternative basis and equity method investment on other-than-temporary basis. Derivative assets related to the collar arrangement is measured at fair value on a recurring basis. The carrying values of other financial instruments approximate their fair values due to their short-term maturities.

The Group’s non-financial assets, including cryptocurrency assets, intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets.

The Group applies ASC 820 (“ASC 820”), “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

Revenue recognition

The Group’s revenues were derived principally from cryptocurrency mining, data center services and mining pool services. The Group also provided online gaming services through TMG and its subsidiaries and had fully terminated such business in January 2022. The Group accounts for revenues under ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”).

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

Cryptocurrency mining

The Group has entered into a cryptocurrency mining pool, BTC.com, by executing contracts with the mining pool operator to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the mining pool operator. In exchange for providing computing power, the Group is entitled to considerations in the form of cryptocurrencies from the mining pool operator (less pool operator fees to the mining pool operator which are recorded net with revenues), which is calculated based on a predetermined formula agreed by the Group and the mining pool operator as a part of the contracts. Providing computing power is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the pool operator. The Group is entitled to consideration even if a block is not successfully placed by the mining pool operator. The transaction consideration the Group receives is noncash consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. All considerations are variable and revenue is recognized when the computing power is provided to the mining pool and there is no uncertainty associated with the variable consideration. There is no significant financing component in these transactions.

Cryptocurrency mining revenue generated from providing computing power to the Group's affiliated consolidated subsidiary, BTC.com, is eliminated in consolidation, along with corresponding intercompany cost of mining pool services.

Data center services

The Group provides data center services such as providing its customers with rack space, power and equipment, and cloud services such as virtual services, virtual storage, and data backup services, generally based on monthly services provided at a defined price included in the contracts. The performance obligations are the services provided to a customer for the month based on the contract. The transaction price is the price agreed with the customer for the monthly services provided and the revenues are recognized monthly based on the services rendered for the month.

Mining pool services

The Group operates its mining pool, BTC.com, to enable providers of computing power (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network. It receives all the mining rewards, and then allocates mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. Using computing power provided by the pool participants, the Group provides transaction verification services to the blockchain networks and transaction requesters (the “primary mining pool services" or the Company as the “primary mining pool operator”). During the year ended December 31, 2022, the Company entered into arrangements with certain third-party mining pool operators to contribute a portion of the computing power it obtained from BTC.com pool participants to the third-party mining pool operators. In exchange, the Company is entitled to considerations in the form of cryptocurrencies from the third-party mining pools operators calculated based on a predetermined formula regardless of whether the third-party mining pool operators successfully validate the blocks (the “sub mining pool services" or the Company as the “sub mining pool operator”) (primary mining pool services and sub mining pool services collectively referred as the “mining pool services”).

Primary mining pool services

As the primary mining pool operator, the Group provides transaction verification services. Transaction verification services are an output of the Group’s ordinary activities. The mining rewards the Group receives from the blockchain network include the block rewards and the transaction verification fees related to the transactions included in the block. For block rewards, the customer is the blockchain as the Group attempts to be the first vendor to solve an algorithm that it will then place as a successful block on the blockchain in exchange for cryptocurrency block rewards awarded by the blockchain protocols. For transaction verification fees, the requester for each blockchain transaction request is the customer.

A contract with the blockchain for the block rewards or with the transaction requester for the transaction verification fees exists upon the transfer of a verified block to the blockchain. The performance obligation is to validate each block. Revenue is recognized at the point when the block validation is successfully completed, which is also when the Group receives the rewards. Revenue, which is noncash consideration, is measured at the fair value of block rewards and transaction verification fees earned at contract inception. The Group considers itself the principal in transactions with the blockchain networks as it coordinates all the computing power within the mining pool, utilizes such aggregated computing power to validate blocks, collects centrally all mining rewards and distributes them in accordance with the predetermined sharing mechanisms. The Group has control over the pool participants’ computing power. Although the pool participants can enter and exit the pool at will and deploy the qualifying types of mining machines at the choices of the pool participants, during the mining process, the Group dictates the tasks and the participants’ mining machines merely follow the allocation prescribed by the Group. As a result, the Group is primarily responsible for fulfilling the promise to provide the specified service, which is to transfer a verified block to the blockchain. Further, under existing sharing mechanisms, the Group is exposed to the risk that actual block rewards may differ from expected rewards, therefore, bears the inventory risk before the specified service has been transferred to the blockchain network. Therefore, the Group recognizes the mining pool revenue on a gross basis by recording all of the transaction fees and block rewards earned under the primary mining pool services as revenue, and the portion of the transaction fees and block rewards remitted to pool participants as cost of revenue.

Sub mining pool services

As the sub mining pool operator, using computing power obtained from pool participants, the Group provides computing power to certain third-party mining pool operators in exchange for considerations in the form of cryptocurrencies from the third-party mining pool operators. As the Group is entitled to consideration, which is calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts, even if a block is not successfully placed by the third-party mining pool operators, the Group entered into such arrangements to stabilize the mining rewards it is entitled to. Same to cryptocurrency mining arrangements, the contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the third-party mining pool operators. Providing computing power is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the third-party pool operators. The transaction consideration the Group receives is noncash variable consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. The revenue is recognized when the computing power is provided to the third-party mining pool operators and there is no uncertainty associated with the variable consideration. There is no significant financing component in these transactions.

The Group considers itself the principal in sub mining pool service transactions as the pool participants of BTC.com do not directly enter into contracts with the third-party mining pool operators and the Group is primarily responsible for fulfilling the promise to provide the computing power and to remit a portion of the mining rewards to the pool participants. In case of the non-performance of the third-party mining pool operators, the Group is obligated to compensate the pool participants for considerations they are entitled to. As a result, the Group determined that it controls the computing power before it is provided to the third-party mining pool operators. The Group recognizes the mining pool revenue on a gross basis by recording all of the mining rewards earned under the sub mining pool services as revenue, and the portion of mining rewards remitted to pool participants as cost of revenue.

Contract balances

The Group does not have any contract assets. The Group’s contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2022 and June 30, 2023, the Group recorded advance from customers balance of US$384 and US$393 respectively, which was included in “accrued expenses and other current liabilities” in the accompanying unaudited interim condensed consolidated balance sheets. US$277 and US$76 of deferred revenue included in the opening balances of advance from customers was recognized during the six months ended June 30, 2022 and 2023, respectively. The amounts were included in revenues on the accompanying unaudited interim consolidated statements of comprehensive loss.

Refer to Note 20 regarding the discussion of the Group’s disaggregate revenue data.

Cost of services

Cost of services

Cost of mining pool services

Cost of mining pool services which was offered under BTC.com consists primarily of the mining rewards allocated to each pool participant in exchange for their computing power contributed to the mining pool. The mining rewards allocated to the pool participants include both the block rewards as well as the transaction verification fees related to the transactions included in the block, depending on the sharing mechanism chosen by individual pool participants. Cost of mining pool services also consists of other direct costs related to providing the mining pool service such as server fees and labor for maintaining the mining pool service. Cost of mining pool services before inter-segment elimination were US$482,775 and US$136,910 for the six months ended June 30, 2022 and 2023, respectively. Cost of mining pool services after inter-segment elimination were US$447,997 and US$125,352 for the six months ended June 30, 2022 and 2023, respectively. These costs are expensed as incurred.

Cost of data center services

The cost of data center services consists primarily of direct production costs related to data center service, including the direct service charges for operations. The amounts were US$4,319 and US$11,491 for the six months ended June 30, 2022 and 2023, respectively. These costs are expensed as incurred.

Cost of cryptocurrency mining

The cost of cryptocurrency mining, which consist primarily of direct costs related to cryptocurrency mining machines, including the server leasing and maintenance charges. The amounts before inter-segment elimination were US$19,871 and US$8,131 for the six months ended June 30, 2022 and 2023, respectively. The amounts after inter-segment elimination were US$13,700 and US$2,302 for the six months ended June 30, 2022 and 2023, respectively. These costs are expensed as incurred.

Depreciation fees

Depreciation fees, which consist primarily of depreciation of machinery and equipment related to cryptocurrency mining and data center services, were US$11,038 and US$4,619 for the six months ended June 30, 2022 and 2023, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive loss on a straight-line basis over the useful life of the machinery and equipment.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combination and assets acquisitions, were US$4,748 and US$606 for the six months ended June 30, 2022 and 2023, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive loss on a straight-line basis over the useful life of the intangible assets.

Cost of services also comprised lottery insurance expenses, regulatory and compliance fees, platform fees, employee costs, account handling expense, business tax and surcharges and other direct costs incurred in providing services. These costs are expensed as incurred.

Recent accounting pronouncements

Recent accounting pronouncements

The Group has considered all recent accounting pronouncements and has concluded that there are no recent accounting pronouncements that may have a material impact on its unaudited interim condensed consolidated financial statements, based on current information.